Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred tax assets	$ 73,038	$ 147,475
Deferred tax liabilities	$ (171,289)	$ (233,115)